ACQUISITIONS - Crystal Orange & Blossom Hotel management (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business acquisition, pro forma information
Cash consideration to noncontrolling interests			¥ 98	$ 16	¥ 39	¥ 84
Blossom Hotel Management
Acquisitions
Percentage of ownership interest acquired		83.00%
Aggregated consideration		¥ 536
Cash consideration		463
Implied fair value of equity interests		¥ 73
Percentage of equity interests transferred		11.00%
Gain on remeasurement		¥ 13
Business acquisition, pro forma information
Percentage of noncontrolling interest acquired	5.00%	11.00%
Cash consideration to noncontrolling interests	¥ 34	¥ 73
Percent of equity interest owned in total			99.00%	99.00%